Estimated Future Benefits Payable for Retirement and Postretirement Plans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Defined Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
2013	$ 40.3
2014	40.7
2015	40.6
2016	40.7
2017	40.4
Next five fiscal years to December 31, 2022	199.7
Non-U.S. Defined Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
2013	2.7
2014	2.7
2015	2.7
2016	2.8
2017	3.0
Next five fiscal years to December 31, 2022	16.3
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	2.2
2014	2.2
2015	2.2
2016	2.0
2017	2.0
Next five fiscal years to December 31, 2022	$ 9.1